Income Taxes Income Taxes (Schedule of Effective Income Tax Reconciliation) (Details)	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
U.S. federal statutory tax rate	35.00%	35.00%	35.00%
U.S. state income taxes, net of federal tax benefit	0.60%	0.50%	1.20%
International taxes at lower rates	(13.60%)	(12.10%)	(11.60%)
Tax benefits from domestic manufacturer's deduction	(1.90%)	(2.20%)	(2.00%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Research and Development, Percent	(4.60%)	(1.10%)	(2.70%)
Puerto Rico excise tax	(3.00%)	(1.80%)	(1.70%)
Tax settlements	(1.90%)	4.60%	0.00%
Noncontrolling interest	3.60%	0.00%	0.00%
Effective Income Tax Rate Reconciliation, Other Adjustments	(2.50%)	2.30%	0.80%
Effective Income Tax Rate, Continuing Operations	11.70%	25.20%	19.00%